Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 95.8%
Argentina 3.3%
Globant SA*	2,040	573,260
MercadoLibre, Inc.*	74	124,276
(Cost $269,862)		697,536
Brazil 1.9%
Magazine Luiza SA	35,490	93,454
Pagseguro Digital Ltd. "A"* (a)	5,743	297,028
(Cost $306,714)		390,482
Canada 7.9%
Agnico Eagle Mines Ltd.	3,843	199,371
Alimentation Couche-Tard, Inc. "B"	6,053	231,587
Brookfield Asset Management, Inc. "A"	15,256	817,484
Canadian National Railway Co.	2,673	309,761
Nuvei Corp. 144A*	951	108,945
(Cost $802,374)		1,667,148
China 4.5%
Alibaba Group Holding Ltd. (ADR)*	1,359	201,200
ANTA Sports Products Ltd.	2,800	52,912
Dada Nexus Ltd. (ADR)* (a)	597	11,964
Minth Group Ltd.	16,870	57,811
Ping An Insurance (Group) Co. of China Ltd. "H"	38,500	262,301
Tencent Holdings Ltd.	5,900	355,379
(Cost $734,716)		941,567
France 10.4%
Capgemini SE	1,304	270,960
Cie de Saint-Gobain	3,292	221,706
LVMH Moet Hennessy Louis Vuitton SE	686	490,105
Orpea SA	1,173	136,536
Schneider Electric SE	521	86,619
Teleperformance	1,016	399,560
TotalEnergies SE (a)	6,163	294,057
VINCI SA	2,930	304,398
(Cost $1,427,102)		2,203,941
Germany 12.6%
adidas AG	358	112,432
Allianz SE (Registered)	1,450	326,354
Auto1 Group SE 144A*	2,990	109,216
BASF SE	2,080	158,195
Brenntag SE	1,707	158,922
Deutsche Boerse AG	2,445	396,884
Deutsche Post AG (Registered)	2,536	159,477
Evonik Industries AG	6,956	218,409

Evotec SE*	4,281	202,895
KION Group AG	739	68,938
MYT Netherlands Parent BV (ADR)* (a)	2,996	80,592
SAP SE	1,585	214,526
TeamViewer AG 144A*	7,611	223,075
Wacker Chemie AG	509	94,926
Zalando SE 144A*	1,427	130,511
(Cost $2,453,885)		2,655,352
Hong Kong 1.6%
Techtronic Industries Co., Ltd. (Cost $66,476)	17,597	346,053
Ireland 4.5%
Experian PLC	11,241	471,712
ICON PLC* (b)	697	182,628
Kerry Group PLC "A"	2,169	290,517
(Cost $584,414)		944,857
Israel 1.0%
Kornit Digital Ltd.* (b) (Cost $144,963)	1,427	206,544
Japan 9.6%
Daikin Industries Ltd.	1,800	391,401
Fast Retailing Co., Ltd.	230	168,738
Hoya Corp.	2,700	421,503
Keyence Corp.	700	418,037
Lasertec Corp.	500	114,451
MISUMI Group, Inc.	4,211	178,667
Shimadzu Corp.	4,600	201,959
Shiseido Co., Ltd.	2,100	141,376
(Cost $1,051,801)		2,036,132
Korea 2.0%
LG Chem Ltd.	90	58,353
Samsung Electronics Co., Ltd.	5,953	368,046
(Cost $338,123)		426,399
Luxembourg 0.7%
Eurofins Scientific SE (Cost $33,624)	1,183	151,750
Netherlands 9.6%
Adyen NV 144A*	68	189,804
Airbus SE*	1,237	163,453
ASML Holding NV	563	420,380
ING Groep NV	17,793	258,367
Koninklijke DSM NV	1,295	258,908
Koninklijke Philips NV	5,290	234,858
NXP Semiconductors NV (b)	1,218	238,570
Prosus NV *	1,453	115,710
Universal Music Group NV* (a)	5,609	150,182
(Cost $1,489,602)		2,030,232
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $328,968)	20,100	444,793

Sweden 3.2%
Assa Abloy AB "B"	4,281	124,347
Hexagon AB "B"	8,206	126,860
Nobina AB 144A	23,159	208,064
Spotify Technology SA* (c)	950	214,073
(Cost $441,512)		673,344
Switzerland 7.8%
Alcon, Inc.	693	56,235
Lonza Group AG (Registered)	803	602,824
Nestle SA (Registered)	3,810	459,462
Roche Holding AG (Genusschein)	834	304,911
Sportradar Holding AG "A"* (a) (b)	1,900	42,997
Zur Rose Group AG* (a)	443	177,333
(Cost $812,947)		1,643,762
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $158,805)	22,000	454,064
United Kingdom 3.3%
Clarivate PLC* (c)	7,664	167,841
Farfetch Ltd. "A"* (c)	2,927	109,704
Halma PLC	4,218	161,477
Rentokil Initial PLC	31,929	250,984
(Cost $560,744)		690,006
United States 7.6%
Activision Blizzard, Inc.	1,607	124,366
EPAM Systems, Inc.*	782	446,115
Marsh & McLennan Companies, Inc.	1,840	278,631
MasterCard, Inc. "A"	581	202,002
NVIDIA Corp.	1,057	218,968
Schlumberger NV	2,823	83,674
Thermo Fisher Scientific, Inc.	454	259,384
(Cost $570,142)		1,613,140
Total Common Stocks (Cost $12,576,774)		20,217,102

Preferred Stocks 1.2%
Germany
Sartorius AG (Cost $115,819)	412	260,141

Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $582,404)	582,404	582,404

Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.03% (d) (Cost $507,162)	507,162	507,162

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,782,159)	102.2	21,566,809
Other Assets and Liabilities, Net	(2.2)	(455,419)
Net Assets	100.0	21,111,390

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 2.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
—	582,404 (f)	—	—	—	16,006	—	582,404	582,404
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 0.03% (d)
458,187	3,828,503	3,779,528	—	—	75	—	507,162	507,162
458,187	4,410,907	3,779,528	—	—	16,081	—	1,089,566	1,089,566
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $490,044, which is 2.3% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At September 30, 2021 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Information Technology	5,248,527	26%
Industrials	4,218,447	21%
Health Care	2,813,665	14%
Financials	2,784,814	13%
Consumer Discretionary	1,901,622	9%
Consumer Staples	1,300,275	6%
Materials	988,162	5%
Communication Services	844,000	4%
Energy	377,731	2%
Total	20,477,243	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$697,536	$—	$—	$697,536
Brazil	390,482	—	—	390,482
Canada	1,667,148	—	—	1,667,148
China	213,164	728,403	—	941,567
France	—	2,203,941	—	2,203,941
Germany	80,592	2,574,760	—	2,655,352
Hong Kong	—	346,053	—	346,053
Ireland	182,628	762,229	—	944,857
Israel	206,544	—	—	206,544
Japan	—	2,036,132	—	2,036,132
Korea	—	426,399	—	426,399
Luxembourg	—	151,750	—	151,750
Netherlands	388,752	1,641,480	—	2,030,232
Singapore	—	444,793	—	444,793
Sweden	214,073	459,271	—	673,344
Switzerland	42,997	1,600,765	—	1,643,762
Taiwan	—	454,064	—	454,064
United Kingdom	277,545	412,461	—	690,006
United States	1,613,140	—	—	1,613,140
Preferred Stocks	—	260,141	—	260,141
Short-Term Investments (a)	1,089,566	—	—	1,089,566
Total	$7,064,167	$14,502,642	$—	$21,566,809
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH3
R-080548-1 (1/23)